Quarterly Holdings Report
for

Fidelity® Conservative Income Bond Fund

May 31, 2020

FCV-QTLY-0720
1.924094.109

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 67.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.2%
Entertainment - 0.6%
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 1.8334% 4/1/21 (a)(b)(c)	$65,899,000	$66,041,324
The Walt Disney Co. 3 month U.S. LIBOR + 0.250% 1.8304% 9/1/21 (b)(c)	13,055,000	13,022,780
		79,064,104
Media - 1.6%
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 1.7634% 10/1/20 (b)(c)	37,864,000	37,890,908
3 month U.S. LIBOR + 0.440% 1.8734% 10/1/21 (b)(c)	51,485,000	51,636,060
TWDC Enterprises 18 Corp.:
3 month U.S. LIBOR + 0.190% 1.5043% 6/5/20 (b)(c)	33,718,000	33,719,568
3 month U.S. LIBOR + 0.390% 1.6438% 3/4/22 (b)(c)	69,500,000	69,006,600
		192,253,136

TOTAL COMMUNICATION SERVICES		271,317,240

CONSUMER DISCRETIONARY - 3.2%
Automobiles - 2.8%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.210% 0.6446% 2/12/21 (b)(c)	78,600,000	78,413,239
3 month U.S. LIBOR + 0.260% 1.0005% 6/16/20 (b)(c)	36,200,000	36,199,493
3 month U.S. LIBOR + 0.280% 1.4153% 10/19/20 (b)(c)	45,850,000	45,850,000
3.15% 1/8/21	9,221,000	9,355,081
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.410% 1.7214% 4/12/21 (a)(b)(c)	40,000,000	39,667,859
3 month U.S. LIBOR + 0.500% 0.9335% 8/13/21 (a)(b)(c)	20,600,000	20,348,904
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.670% 1.2109% 11/5/21 (a)(b)(c)	2,520,000	2,447,536
3 month U.S. LIBOR + 0.900% 1.2924% 2/15/22 (a)(b)(c)	59,950,000	57,852,952
2.7% 8/3/20 (a)	15,875,000	15,924,860
General Motors Financial Co., Inc. 3 month U.S. LIBOR + 0.850% 2.1699% 4/9/21 (b)(c)	18,945,000	18,450,319
Volkswagen Group of America Finance LLC:
3 month U.S. LIBOR + 0.770% 1.2035% 11/13/20 (a)(b)(c)	15,000,000	14,937,528
2.5% 9/24/21 (a)	9,074,000	9,121,302
		348,569,073
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp. 2.05% 4/23/22	45,625,000	46,607,018

TOTAL CONSUMER DISCRETIONARY		395,176,091

CONSUMER STAPLES - 1.5%
Beverages - 0.2%
The Coca-Cola Co.:
1.55% 9/1/21	12,500,000	12,681,785
3.15% 11/15/20	18,684,000	18,921,785
		31,603,570
Food & Staples Retailing - 0.2%
Walmart, Inc. 3.125% 6/23/21	19,800,000	20,360,575
Food Products - 0.2%
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 1.7161% 4/16/21 (b)(c)	25,059,000	25,087,460
Tobacco - 0.9%
BAT Capital Corp. 3 month U.S. LIBOR + 0.590% 1.014% 8/14/20 (b)(c)	10,500,000	10,497,606
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	19,776,000	19,801,832
Philip Morris International, Inc.:
1.875% 2/25/21	72,008,000	72,634,071
4.125% 5/17/21	5,357,000	5,540,531
		108,474,040

TOTAL CONSUMER STAPLES		185,525,645

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
BP Capital Markets PLC:
3 month U.S. LIBOR + 0.250% 0.6095% 11/24/20 (b)(c)	50,400,000	50,383,230
3.062% 3/17/22	15,320,000	15,963,102
Chevron Corp. 3 month U.S. LIBOR + 0.900% 1.3476% 5/11/23 (b)(c)	47,870,000	48,321,318
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 0.7156% 8/16/22 (b)(c)	52,900,000	52,722,556
MPLX LP 3 month U.S. LIBOR + 0.900% 1.8989% 9/9/21 (b)(c)	3,295,000	3,188,803
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 1.3976% 2/8/21 (b)(c)	10,636,000	10,234,999
3 month U.S. LIBOR + 1.250% 1.6835% 8/13/21 (b)(c)	12,300,000	11,732,369
Western Gas Partners LP 3 month U.S. LIBOR + 0.850% 2.1614% 1/13/23 (b)(c)	9,140,000	7,996,545
		200,542,922
FINANCIALS - 51.1%
Banks - 33.0%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 1.5453% 1/19/21 (a)(b)(c)	89,130,000	89,252,999
3 month U.S. LIBOR + 0.570% 0.9393% 8/27/21 (a)(b)(c)	42,700,000	42,719,386
Bank of America Corp.:
3 month U.S. LIBOR + 0.660% 1.769% 7/21/21 (b)(c)	61,446,000	61,463,467
2.328% 10/1/21 (b)	84,650,000	84,900,871
2.369% 7/21/21 (b)	77,420,000	77,517,020
2.625% 10/19/20	45,465,000	45,859,845
2.625% 4/19/21	21,453,000	21,839,448
2.738% 1/23/22 (b)	81,348,000	82,211,816
Bank of America NA 3 month U.S. LIBOR + 0.320% 1.3114% 7/26/21 (b)(c)	50,050,000	49,990,030
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 1.296% 9/10/21 (b)(c)	40,050,000	40,065,063
3 month U.S. LIBOR + 0.440% 1.1805% 6/15/20 (b)(c)	30,968,000	30,971,003
3 month U.S. LIBOR + 0.460% 1.7714% 4/13/21 (b)(c)	11,290,000	11,317,226
3 month U.S. LIBOR + 0.570% 1.8024% 3/26/22 (b)(c)	44,400,000	44,453,816
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 1.6424% 1/8/21 (b)(c)	20,050,000	20,058,395
3 month U.S. LIBOR + 0.390% 1.7014% 7/14/20 (b)(c)	13,902,000	13,904,584
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 1.6253% 7/20/20 (a)(b)(c)	68,890,000	69,013,106
1.96% 7/21/21 (a)	49,775,000	50,412,878
2.5% 4/13/21 (a)	39,600,000	40,280,578
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 1.7714% 1/11/21 (b)(c)	109,510,000	109,519,281
3 month U.S. LIBOR + 0.650% 1.124% 8/7/20 (b)(c)	32,150,000	32,171,276
1.7% 5/12/22	5,628,000	5,704,861
2.65% 1/11/21	42,894,000	43,287,407
BB&T Corp. 2.05% 5/10/21	34,981,000	35,467,898
BBVA U.S.A. 3 month U.S. LIBOR + 0.730% 1.4981% 6/11/21 (b)(c)	50,030,000	49,587,612
BNP Paribas SA 3 month U.S. LIBOR + 0.390% 0.864% 8/7/21 (a)(b)(c)	47,000,000	47,049,579
BPCE SA:
3 month U.S. LIBOR + 0.300% 1.6114% 1/14/22 (a)(b)(c)	46,300,000	45,893,404
3.145% 7/31/20 (a)	51,500,000	51,707,396
Capital One Bank NA 2.014% 1/27/23 (b)	64,750,000	64,873,460
Capital One NA 2.25% 9/13/21	10,045,000	10,166,128
Citibank NA 3 month U.S. LIBOR + 0.600% 0.9766% 5/20/22 (b)(c)	56,100,000	55,827,130
Citigroup, Inc. U.S. SOFR SEC OVRN FIN RATE INDX + 0.870% 0.9263% 11/4/22 (b)(c)	45,784,000	45,155,044
Credit Agricole CIB 3 month U.S. LIBOR + 0.400% 0.9561% 5/3/21 (a)(b)(c)	36,800,000	36,880,665
Credit Agricole SA:
3 month U.S. LIBOR + 0.970% 1.866% 6/10/20 (a)(b)(c)	600,000	600,152
2.75% 6/10/20 (a)	16,300,000	16,305,926
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 3.4253% 4/16/21 (b)(c)	19,300,000	19,563,955
3.45% 4/16/21	43,226,000	44,228,404
Fifth Third Bancorp 2.875% 7/27/20	16,719,000	16,744,914
Fifth Third Bank, Cincinnati:
3 month U.S. LIBOR + 0.440% 1.4314% 7/26/21 (b)(c)	25,488,000	25,451,041
3 month U.S. LIBOR + 0.640% 1.3266% 2/1/22 (b)(c)	12,800,000	12,778,750
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.650% 1.4341% 9/11/21 (b)(c)	80,300,000	80,315,952
2.95% 5/25/21	26,742,000	27,335,767
3.4% 3/8/21	36,141,000	36,882,312
HSBC U.S.A., Inc. 2.75% 8/7/20	39,100,000	39,253,615
Huntington Bancshares, Inc. 3.15% 3/14/21	20,700,000	21,016,963
Huntington National Bank 3 month U.S. LIBOR + 0.550% 1.0909% 2/5/21 (b)(c)	55,050,000	55,121,799
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.680% 2.2604% 6/1/21 (b)(c)	32,397,000	32,412,863
3 month U.S. LIBOR + 1.100% 2.0989% 6/7/21 (b)(c)	19,974,000	20,088,863
3 month U.S. LIBOR + 1.200% 2.0458% 10/29/20 (b)(c)	22,090,000	22,169,227
2.4% 6/7/21	70,274,000	71,523,930
2.55% 3/1/21	71,949,000	72,951,254
3.514% 6/18/22 (b)	25,531,000	26,209,959
4.35% 8/15/21	75,944,000	79,467,514
4.625% 5/10/21	26,336,000	27,344,452
KeyBank NA 3 month U.S. LIBOR + 0.660% 1.3466% 2/1/22 (b)(c)	43,444,000	43,225,624
KeyCorp 2.9% 9/15/20	29,995,000	30,195,276
Lloyds Bank PLC 3.3% 5/7/21	13,451,000	13,777,050
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 1.2614% 1/25/21 (b)(c)	8,240,000	8,245,823
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 1.6414% 7/26/21 (b)(c)	38,063,000	37,995,421
3 month U.S. LIBOR + 0.700% 1.6989% 3/7/22 (b)(c)	50,550,000	50,189,087
2.95% 3/1/21	33,474,000	34,074,495
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 1.3113% 2/28/22 (b)(c)	19,650,000	19,580,326
3 month U.S. LIBOR + 1.140% 1.9125% 9/13/21 (b)(c)	20,775,000	20,815,778
3 month U.S. LIBOR + 1.480% 2.7914% 4/12/21 (a)(b)(c)	9,000,000	9,056,520
2.632% 4/12/21 (a)	4,852,000	4,939,129
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 1.5989% 3/7/22 (b)(c)	50,450,000	50,035,394
Nordea Bank AB 2.5% 9/17/20 (a)	6,150,000	6,185,079
PNC Bank NA:
3 month U.S. LIBOR + 0.430% 1.4289% 12/9/22 (b)(c)	51,600,000	50,895,704
1.743% 2/24/23 (b)	22,417,000	22,702,488
2.6% 7/21/20	40,545,000	40,609,872
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 1.4214% 4/26/21 (b)(c)	65,550,000	65,643,622
3 month U.S. LIBOR + 0.830% 2.1414% 1/10/22 (b)(c)	29,463,000	29,670,560
Regions Bank 3 month U.S. LIBOR + 0.500% 0.9335% 8/13/21 (b)(c)	81,774,000	81,191,280
Royal Bank of Canada:
3 month U.S. LIBOR + 0.300% 1.3976% 7/22/20 (b)(c)	40,200,000	40,251,897
3 month U.S. LIBOR + 0.390% 1.1501% 4/30/21 (b)(c)	35,000,000	35,105,028
3 month U.S. LIBOR + 0.400% 1.3914% 1/25/21 (b)(c)	95,400,000	95,572,123
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 0.8156% 5/17/21 (a)(b)(c)	38,150,000	38,195,639
Sumitomo Mitsui Banking Corp. 3 month U.S. LIBOR + 0.370% 1.5461% 10/16/20 (b)(c)	65,650,000	65,743,223
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	49,600,000	50,850,352
2.934% 3/9/21	24,725,000	25,176,564
SunTrust Banks, Inc.:
3 month U.S. LIBOR + 0.500% 1.4914% 10/26/21 (b)(c)	30,000,000	29,933,070
3 month U.S. LIBOR + 0.590% 1.1461% 8/2/22 (b)(c)	29,700,000	29,618,130
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 0.8295% 5/24/21 (b)(c)	70,650,000	70,857,505
Synovus Bank 2.289% 2/10/23 (b)	7,343,000	7,254,245
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.260% 1.1031% 9/17/20 (b)(c)	50,400,000	50,450,808
3 month U.S. LIBOR + 0.270% 1.1131% 3/17/21 (b)(c)	30,000,000	30,034,935
3 month U.S. LIBOR + 0.280% 1.0481% 6/11/20 (b)(c)	51,000,000	51,003,726
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 0.5321% 1/27/23 (b)(c)	50,000,000	48,893,120
2.5% 12/14/20	17,700,000	17,892,767
Truist Bank U.S. SOFR SEC OVRN FIN RATE INDX + 0.730% 0.9007% 3/9/23 (b)(c)	46,860,000	45,363,773
U.S. Bancorp 2.35% 1/29/21	39,650,000	40,102,247
U.S. Bank NA, Cincinnati:
3 month U.S. LIBOR + 0.180% 1.289% 1/21/22 (b)(c)	20,500,000	20,389,294
3 month U.S. LIBOR + 0.250% 1.2703% 7/24/20 (b)(c)	40,000,000	40,018,944
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.880% 1.9776% 7/22/20 (b)(c)	11,411,000	11,435,247
3 month U.S. LIBOR + 1.020% 2.0164% 7/26/21 (b)(c)	33,952,000	34,144,394
2.5% 3/4/21	85,729,000	86,990,198
4.6% 4/1/21	14,705,000	15,188,987
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.310% 1.5289% 1/15/21 (b)(c)	9,500,000	9,509,921
3 month U.S. LIBOR + 0.500% 1.543% 7/23/21 (b)(c)	30,150,000	30,141,950
3 month U.S. LIBOR + 0.620% 0.9893% 5/27/22 (b)(c)	85,050,000	84,587,082
3.325% 7/23/21 (b)	60,354,000	60,562,029
		4,041,586,010
Capital Markets - 6.1%
Bank of New York Mellon Corp. 2.05% 5/3/21	18,750,000	19,011,056
Bank of New York, New York 3 month U.S. LIBOR + 0.280% 1.5338% 6/4/21 (b)(c)	56,250,000	56,250,000
Credit Suisse AG:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.450% 0.5051% 2/4/22 (b)(c)	86,630,000	85,569,604
2.1% 11/12/21	39,320,000	40,113,047
Deutsche Bank AG New York Branch:
3 month U.S. LIBOR + 0.810% 1.9126% 1/22/21 (b)(c)	20,000,000	19,652,595
2.7% 7/13/20	29,700,000	29,700,000
3.15% 1/22/21	40,000,000	40,034,292
3.375% 5/12/21	21,724,000	21,765,550
Morgan Stanley:
3 month U.S. LIBOR + 0.980% 1.7205% 6/16/20 (b)(c)	5,910,000	5,911,868
3 month U.S. LIBOR + 1.180% 2.3153% 1/20/22 (b)(c)	37,500,000	37,622,700
U.S. SOFR SEC OVRN FIN RATE INDX + 0.700% 0.7506% 1/20/23 (b)(c)	71,700,000	70,215,122
U.S. SOFR SEC OVRN FIN RATE INDX + 0.830% 0.944% 6/10/22 (b)(c)	61,340,000	60,585,944
2.5% 4/21/21	59,055,000	60,024,294
2.625% 11/17/21	30,505,000	31,337,198
5.5% 7/24/20	16,184,000	16,299,392
5.75% 1/25/21	31,056,000	32,082,588
State Street Corp. 3 month U.S. LIBOR + 0.900% 1.2856% 8/18/20 (b)(c)	8,120,000	8,130,780
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 1.1166% 11/1/21 (b)(c)	65,765,000	65,366,776
UBS AG London Branch:
3 month U.S. LIBOR + 0.480% 2.0604% 12/1/20 (a)(b)(c)	4,500,000	4,507,242
1.75% 4/21/22 (a)	45,125,000	45,863,245
		750,043,293
Consumer Finance - 6.3%
American Express Co.:
3 month U.S. LIBOR + 0.600% 1.1409% 11/5/21 (b)(c)	20,000,000	19,982,395
3 month U.S. LIBOR + 0.620% 0.9966% 5/20/22 (b)(c)	45,200,000	45,064,400
2.75% 5/20/22	7,043,000	7,311,937
3% 2/22/21	50,693,000	51,489,782
3.375% 5/17/21	63,563,000	65,123,978
3.7% 11/5/21	39,930,000	41,546,941
American Express Credit Corp.:
2.25% 5/5/21	30,821,000	31,275,659
2.7% 3/3/22	34,700,000	35,892,905
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 1.4301% 7/30/21 (a)(b)(c)	19,113,000	17,716,333
3 month U.S. LIBOR + 0.950% 2.5304% 6/1/21 (a)(b)(c)	25,973,000	23,900,541
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.430% 0.9861% 11/2/20 (b)(c)	21,450,000	21,056,500
3 month U.S. LIBOR + 0.790% 1.5741% 6/12/20 (b)(c)	8,372,000	8,365,128
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 1.5124% 1/8/21 (b)(c)	32,620,000	32,604,090
3 month U.S. LIBOR + 0.170% 1.4899% 10/9/20 (b)(c)	25,000,000	25,010,915
3 month U.S. LIBOR + 0.240% 1.0241% 3/12/21 (b)(c)	40,000,000	39,988,169
3 month U.S. LIBOR + 0.260% 1.156% 9/10/21 (b)(c)	20,000,000	19,947,847
3 month U.S. LIBOR + 0.420% 1.7314% 7/10/20 (b)(c)	50,650,000	50,717,870
2.75% 3/15/22	10,331,000	10,712,086
2.875% 3/12/21	16,350,000	16,653,410
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.120% 0.5585% 8/13/21 (b)(c)	41,109,000	40,883,045
3 month U.S. LIBOR + 0.150% 1.4699% 10/9/20 (b)(c)	27,000,000	27,002,485
3 month U.S. LIBOR + 0.170% 1.0594% 9/18/20 (b)(c)	50,250,000	50,244,247
3 month U.S. LIBOR + 0.280% 1.5914% 4/13/21 (b)(c)	35,000,000	35,003,440
1.15% 5/26/22	50,445,000	50,685,726
		768,179,829
Diversified Financial Services - 0.4%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 1.6756% 6/25/21 (a)(b)(c)	20,759,000	20,708,131
BP Capital Markets America, Inc. 4.742% 3/11/21	29,353,000	30,246,172
		50,954,303
Insurance - 5.3%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 1.6358% 9/20/21 (a)(b)(c)	24,102,000	23,776,161
Allstate Corp. 3 month U.S. LIBOR + 0.430% 1.8046% 3/29/21 (b)(c)	14,727,000	14,734,633
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 2.5746% 12/29/21 (b)(c)	23,954,000	23,870,287
3.5% 12/29/20	34,959,000	35,541,797
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.230% 1.5824% 1/8/21 (a)(b)(c)	40,000,000	40,024,951
3 month U.S. LIBOR + 0.400% 1.1841% 6/12/20 (a)(b)(c)	15,000,000	15,003,443
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 0.56% 5/28/21 (a)(b)(c)	46,050,000	45,821,258
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 0.6159% 1/13/23 (a)(b)(c)	47,967,000	46,876,391
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 0.63% 9/7/20 (a)(b)(c)	40,750,000	40,729,625
U.S. SOFR SEC OVRN FIN RATE INDX + 0.850% 0.91% 1/15/21 (a)(b)(c)	44,450,000	44,408,082
Metropolitan Tower Global Funding U.S. SOFR SEC OVRN FIN RATE INDX + 0.550% 0.5989% 1/17/23 (a)(b)(c)	25,300,000	24,609,106
New York Life Global Funding:
3 month U.S. LIBOR + 0.160% 1.5934% 10/1/20 (a)(b)(c)	40,500,000	40,524,473
3 month U.S. LIBOR + 0.280% 1.389% 1/21/22 (a)(b)(c)	25,000,000	24,749,820
3 month U.S. LIBOR + 0.280% 2.0141% 1/10/23 (a)(b)(c)	41,226,000	40,415,028
3 month U.S. LIBOR + 0.320% 0.8209% 8/6/21 (a)(b)(c)	27,621,000	27,647,090
2% 4/13/21 (a)	23,500,000	23,843,041
2.95% 1/28/21 (a)	20,129,000	20,463,555
Pricoa Global Funding I 2.55% 11/24/20 (a)	13,236,000	13,359,729
Protective Life Global Funding:
3 month U.S. LIBOR + 0.370% 1.6814% 7/13/20 (a)(b)(c)	40,050,000	40,083,501
3 month U.S. LIBOR + 0.520% 1.8946% 6/28/21 (a)(b)(c)	50,900,000	50,913,336
Prudential Financial, Inc. 4.5% 11/16/21	11,425,000	12,032,509
		649,427,816

TOTAL FINANCIALS		6,260,191,251

HEALTH CARE - 2.7%
Biotechnology - 0.2%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 1.0241% 11/21/22 (a)(b)(c)	20,000,000	19,840,400
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 3 month U.S. LIBOR + 0.870% 2.2496% 12/29/20 (b)(c)	16,607,000	16,602,018
Health Care Providers & Services - 1.6%
Cigna Corp. 3 month U.S. LIBOR + 0.650% 1.4931% 9/17/21 (b)(c)	20,488,000	20,378,655
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 1.7189% 3/9/21 (b)(c)	20,353,000	20,384,620
2.8% 7/20/20	78,972,000	79,053,341
3.35% 3/9/21	20,000,000	20,405,834
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 1.1125% 11/30/20 (b)(c)	33,725,000	33,598,699
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.260% 1.0005% 6/15/21 (b)(c)	28,166,000	28,157,943
		201,979,092
Pharmaceuticals - 0.8%
AstraZeneca PLC 2.375% 11/16/20	22,100,000	22,286,342
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 1.8456% 6/25/21 (a)(b)(c)	59,850,000	59,528,436
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (a)	9,900,000	10,107,041
2.875% 8/15/20 (a)	5,200,000	5,226,624
		97,148,443

TOTAL HEALTH CARE		335,569,953

INDUSTRIALS - 3.6%
Aerospace & Defense - 0.5%
General Dynamics Corp. 3% 5/11/21	56,666,000	58,040,419
Industrial Conglomerates - 0.4%
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 0.8176% 8/8/22 (b)(c)	52,678,000	52,600,490
Machinery - 2.7%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.100% 1.1519% 6/19/20 (b)(c)	38,300,000	38,293,659
3 month U.S. LIBOR + 0.200% 0.6346% 11/12/21 (b)(c)	37,586,000	37,365,875
3 month U.S. LIBOR + 0.230% 0.9705% 3/15/21 (b)(c)	20,000,000	20,006,318
3 month U.S. LIBOR + 0.250% 0.6095% 8/26/20 (b)(c)	57,500,000	57,477,052
3 month U.S. LIBOR + 0.300% 1.2989% 3/8/21 (b)(c)	44,026,000	43,945,929
0.95% 5/13/22	48,970,000	49,457,719
2.65% 5/17/21	54,505,000	55,654,320
2.9% 3/15/21	20,460,000	20,838,528
		323,039,400

TOTAL INDUSTRIALS		433,680,309

INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 1.7643% 6/5/20 (b)(c)	22,200,000	22,198,700
IT Services - 0.6%
IBM Credit LLC:
3 month U.S. LIBOR + 0.260% 1.3953% 1/20/21 (b)(c)	38,350,000	38,426,747
3 month U.S. LIBOR + 0.470% 0.8325% 11/30/20 (b)(c)	32,400,000	32,463,909
		70,890,656

TOTAL INFORMATION TECHNOLOGY		93,089,356

UTILITIES - 1.1%
Electric Utilities - 0.6%
Duke Energy Corp. 2.1% 6/15/20 (a)	49,650,000	49,663,464
Georgia Power Co. 2.4% 4/1/21	17,058,000	17,283,031
		66,946,495
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 1.6156% 6/25/21 (b)(c)	35,374,000	35,337,211
Dominion Energy, Inc. 2.579% 7/1/20 (b)	30,886,000	30,918,690
		66,255,901

TOTAL UTILITIES		133,202,396

TOTAL NONCONVERTIBLE BONDS
(Cost $8,315,004,756)		8,308,295,163

U.S. Treasury Obligations - 6.3%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.130% 0.269% 4/30/21 (b)(c)	$114,500,000	$114,621,924
0.125% 4/30/22	120,000,000	119,934,374
1.75% 12/31/20	175,000,000	176,585,938
1.75% 7/31/21	162,000,000	164,936,250
1.875% 11/30/21	190,000,000	194,839,066
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $762,420,546)		770,917,552

Bank Notes - 3.7%
BB&T Corp. 2.85% 4/1/21	18,983,000	19,268,653
Capital One NA 2.95% 7/23/21	14,495,000	14,740,960
Citibank NA:
2.844% 5/20/22 (b)	50,000,000	50,876,334
2.85% 2/12/21	40,700,000	41,286,745
Fifth Third Bank, Cincinnati:
2.2% 10/30/20	33,100,000	33,274,457
2.25% 6/14/21	47,532,000	48,282,059
Goldman Sachs Bank U.S.A. 3.2% 6/5/20	9,153,000	9,155,033
PNC Bank NA 2.15% 4/29/21	28,931,000	29,338,114
RBS Citizens NA 2.25% 10/30/20	22,805,000	22,933,719
SunTrust Banks, Inc. 2.8% 5/17/22	49,600,000	51,603,051
U.S. Bank NA, Cincinnati:
1.8% 1/21/22	19,600,000	19,986,684
3% 2/4/21	57,400,000	58,320,126
3.15% 4/26/21	10,000,000	10,226,597
Wells Fargo Bank NA 3.625% 10/22/21	38,905,000	40,380,986
TOTAL BANK NOTES
(Cost $445,772,365)		449,673,518

Certificates of Deposit - 7.9%
Bank of Montreal yankee:
3 month U.S. LIBOR + 0.040% 0.4256% 11/17/20 (b)(c)	41,000,000	41,007,552
1.05% 9/14/20	50,000,000	50,122,835
Bank of Nova Scotia yankee:
3 month U.S. LIBOR + 0.090% 0.4666% 8/20/20 (b)(c)	25,000,000	25,007,673
3 month U.S. LIBOR + 0.090% 1.5528% 9/3/20 (b)(c)	30,000,000	30,010,608
Barclays Bank PLC yankee 0.6% 11/24/20	49,600,000	49,603,194
Goldman Sachs Bank U.S.A.:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.250% 0.2871% 6/25/20 (b)(c)	49,650,000	49,649,360
U.S. SOFR SEC OVRN FIN RATE INDX + 0.250% 0.3067% 2/16/21 (b)(c)	49,650,000	49,628,993
U.S. SOFR SEC OVRN FIN RATE INDX + 0.280% 0.3377% 8/21/20 (b)(c)	49,650,000	49,665,054
U.S. SOFR SEC OVRN FIN RATE INDX + 0.400% 0.4428% 10/8/20 (b)(c)	49,600,000	49,643,251
U.S. SOFR SEC OVRN FIN RATE INDX + 0.400% 0.4551% 11/5/20 (b)(c)	29,600,000	29,627,993
U.S. SOFR SEC OVRN FIN RATE INDX + 0.430% 0.4887% 2/26/21 (b)(c)	49,650,000	49,693,965
Mitsubishi UFJ Trust & Banking Corp. yankee:
1 month U.S. LIBOR + 0.050% 0.2224% 6/19/20 (b)(c)	16,000,000	15,999,378
1 month U.S. LIBOR + 0.050% 0.2321% 6/18/20 (b)(c)	16,000,000	15,999,699
1 month U.S. LIBOR + 0.060% 0.258% 6/12/20 (b)(c)	15,000,000	15,000,630
Mizuho Corporate Bank Ltd. yankee:
1 month U.S. LIBOR + 0.060% 0.2816% 6/10/20 (b)(c)	50,000,000	50,002,245
0.38% 11/23/20	49,600,000	49,602,683
Royal Bank of Canada yankee 3 month U.S. LIBOR + 0.080% 0.976% 9/10/20 (b)(c)	37,000,000	37,013,083
Skandinaviska Enskilda Banken yankee 3 month U.S. LIBOR + 0.070% 1.3899% 10/9/20 (b)(c)	58,600,000	58,618,582
Sumitomo Mitsui Banking Corp. yankee:
1 month U.S. LIBOR + 0.060% 0.2816% 6/10/20 (b)(c)	37,000,000	37,001,351
1 month U.S. LIBOR + 0.090% 0.3934% 6/5/20 (b)(c)	37,000,000	37,002,013
1 month U.S. LIBOR + 0.090% 0.4196% 6/4/20 (b)(c)	37,000,000	37,001,761
Sumitomo Mitsui Trust Bank Ltd. yankee 3 month U.S. LIBOR + 0.020% 1.3724% 7/8/20 (b)(c)	38,750,000	38,754,255
Svenska Handelsbanken, Inc. yankee:
1 month U.S. LIBOR + 0.050% 0.2716% 8/11/20 (b)(c)	50,000,000	49,997,160
3 month U.S. LIBOR + 0.040% 1.3599% 10/9/20 (b)(c)	57,600,000	57,612,177
TOTAL CERTIFICATES OF DEPOSIT
(Cost $972,950,000)		973,265,495

Commercial Paper - 4.2%
Credit Suisse AG yankee 1.1% 6/11/20	59,650,000	59,647,113
Royal Bank of Canada:
3 month U.S. LIBOR + 0.080% 0.4395% 8/25/20 (b)(c)	30,000,000	30,009,093
3 month U.S. LIBOR + 0.090% 1.3438% 9/4/20 (b)(c)	30,000,000	30,010,725
yankee 1% 9/14/20	50,000,000	49,982,600
Sumitomo Mitsui Trust Bank Ltd. yankee:
0.36% 9/28/20	49,600,000	49,550,752
0.4% 11/20/20	49,600,000	49,513,924
The Toronto-Dominion Bank:
1 month U.S. LIBOR + 0.280% 0.4483% 7/23/20 (b)(c)	50,000,000	50,009,010
3 month U.S. LIBOR + 0.020% 0.4676% 11/10/20 (b)(c)	40,000,000	40,003,528
3 month U.S. LIBOR + 0.050% 1.3699% 10/9/20 (b)(c)	38,000,000	38,009,371
Toyota Motor Credit Corp. 3 month U.S. LIBOR + 0.050% 1.5005% 7/2/20 (b)(c)	15,000,000	15,000,153
UBS AG London Branch:
1 month U.S. LIBOR + 0.340% 0.6028% 8/6/20 (b)(c)	49,600,000	49,605,015
yankee 0% 2/22/21	49,600,000	49,396,159
TOTAL COMMERCIAL PAPER
(Cost $510,578,201)		510,737,443

Master Notes - 0.3%
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.250% 0.3449% 11/20/20 (b)(c)(d)
(Cost $38,000,000)	38,000,000	38,000,000
TOTAL MASTER NOTES
(Cost $38,000,000)		38,000,000
	Shares	Value

Money Market Funds - 10.9%
Fidelity Cash Central Fund 0.11% (e)
(Cost $1,334,404,188)	1,334,190,225	1,334,457,063
	Maturity Amount	Value

Repurchase Agreements - 0.9%
With Mizuho Securities U.S.A., Inc. at:
2.16%, dated 2/18/20 due 8/17/20 (Collateralized by Corporate Obligations valued at $74,999,505, 0.88% - 12.50%, 6/2/20 - 3/26/79)	71,366,716	70,600,000
2.22%, dated 1/28/20 due 7/27/20 (Collateralized by Corporate Obligations valued at $36,882,415, 1.49% - 6.88%, 9/15/21 - 2/14/49)	35,137,868	34,750,000
TOTAL REPURCHASE AGREEMENTS
(Cost $105,350,000)		105,350,000
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $12,484,480,056)		12,490,696,234
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(238,941,922)
NET ASSETS - 100%		$12,251,754,312

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,614,946,580 or 13.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,000,000 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.250% 0.3449% 11/20/20	3/2/20	$38,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,815,225
Total	$7,815,225

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, certificates of deposit and master notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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